Income Taxes (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2009 Capital losses	Dec. 31, 2011 Operating losses
Valuation Allowance
Increase (decrease) in deferred tax asset valuation allowance	$ 254	$ 61